IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021
Assets
Cash and non-interest-bearing deposits with banks	$ 20,816	[1]	$ 31,535	[1]	$ 34,573
Interest-bearing deposits with banks	34,902		32,326
Securities	211,348		175,879
Cash collateral on securities borrowed	14,651		15,326
Securities purchased under resale agreements	80,184		69,213
Loans
Residential mortgages	274,244		269,706
Personal	45,587		45,429
Credit card	18,538		16,479
Business and government	194,870		188,542
Allowance for credit losses	(3,902)		(3,073)
Derivative instruments	33,243		43,035
Customers' liability under acceptances	10,816		11,574
Other assets	40,422
Total assets	975,719		943,597
Liabilities
Deposits	723,376		697,572
Obligations related to securities sold short	18,666		15,284
Cash collateral on securities lent	8,081		4,853
Obligations related to securities sold under repurchase agreements	87,118		77,171
Derivative instruments	41,290		52,340
Acceptances	10,820		11,586
Other liabilities	26,672
Subordinated indebtedness	6,483		6,292
Equity	53,213		50,382
Total liabilities and equities	975,719		943,597
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	20,816
Interest-bearing deposits with banks	34,902
Securities	4,197
Cash collateral on securities borrowed	14,651
Securities purchased under resale agreements	46,144
Loans
Residential mortgages	2,877
Personal	1,060
Credit card	389
Business and government	11,809
Derivative instruments	1,926
Customers' liability under acceptances	10,075
Total assets	148,846		162,138
Liabilities
Deposits	27,324
Obligations related to securities sold short	18,666
Cash collateral on securities lent	8,081
Obligations related to securities sold under repurchase agreements	78,889
Derivative instruments	81
Acceptances	10,079
Other liabilities	24
Total liabilities and equities	143,144		123,388
Later than one months and not later than three months [member]
Assets
Securities	6,058
Securities purchased under resale agreements	13,660
Loans
Residential mortgages	5,617
Personal	525
Credit card	779
Business and government	8,452
Derivative instruments	6,145
Customers' liability under acceptances	726
Total assets	41,962		38,036
Liabilities
Deposits	45,781
Obligations related to securities sold under repurchase agreements	6,528
Derivative instruments	5,384
Acceptances	726
Other liabilities	23
Total liabilities and equities	58,442		44,632
3 - 6 months [member]
Assets
Securities	6,398
Securities purchased under resale agreements	10,857
Loans
Residential mortgages	11,229
Personal	867
Credit card	1,168
Business and government	11,362
Derivative instruments	3,054
Customers' liability under acceptances	14
Total assets	44,949		33,508
Liabilities
Deposits	53,988
Obligations related to securities sold under repurchase agreements	577
Derivative instruments	3,112
Acceptances	14
Other liabilities	73
Total liabilities and equities	57,764		48,750
6 - 9 months [Member]
Assets
Securities	5,675
Securities purchased under resale agreements	5,922
Loans
Residential mortgages	9,004
Personal	750
Credit card	1,168
Business and government	13,379
Derivative instruments	2,245
Customers' liability under acceptances	1
Total assets	38,144		30,461
Liabilities
Deposits	55,787
Derivative instruments	2,342
Acceptances	1
Other liabilities	73
Total liabilities and equities	58,203		62,962
9 - 12 months [Member]
Assets
Securities	6,544
Securities purchased under resale agreements	2,110
Loans
Residential mortgages	17,963
Personal	903
Credit card	1,168
Business and government	12,203
Derivative instruments	1,369
Total assets	42,260		37,755
Liabilities
Deposits	49,179
Derivative instruments	1,648
Other liabilities	71
Subordinated indebtedness	36
Total liabilities and equities	50,934		57,224
1 - 2 years [member]
Assets
Securities	32,109
Securities purchased under resale agreements	1,478
Loans
Residential mortgages	72,444
Personal	903
Credit card	4,672
Business and government	35,588
Derivative instruments	3,916
Total assets	151,110		106,155
Liabilities
Deposits	45,310
Derivative instruments	4,315
Other liabilities	292
Total liabilities and equities	49,917		39,220
2 - 5 years [member]
Assets
Securities	61,775
Securities purchased under resale agreements	13
Loans
Residential mortgages	146,601
Personal	4,149
Credit card	9,194
Business and government	71,584
Derivative instruments	8,538
Total assets	301,854		339,631
Liabilities
Deposits	74,115
Obligations related to securities sold under repurchase agreements	1,124
Derivative instruments	11,191
Other liabilities	579
Total liabilities and equities	87,009		84,857
Over five year [member]
Assets
Securities	42,281
Loans
Residential mortgages	8,509
Personal	5,452
Business and government	18,622
Derivative instruments	6,050
Total assets	80,914		77,111
Liabilities
Deposits	19,314
Derivative instruments	13,217
Other liabilities	883
Subordinated indebtedness	6,447
Total liabilities and equities	39,861		36,779
No specific maturity [member]
Assets
Securities	46,311
Loans
Personal	30,978
Business and government	11,871
Allowance for credit losses	(3,902)
Other assets	40,422
Total assets	125,680		118,802
Liabilities
Deposits	352,578
Other liabilities	24,654
Equity	53,213
Total liabilities and equities	$ 430,445		$ 445,785

[1]	Includes restricted cash of $491 million (2022: $493 million) and interest-bearing demand deposits with Bank of Canada.